Borrowings (Tables)	12 Months Ended
Jun. 30, 2020
Borrowings [abstract]
Schedule of borrowings

	Book value		Fair value
	06.30.20	06.30.19	06.30.20	06.30.19
Non-convertible notes	343,028	395,552	276,854	389,689
Bank loans and others	69,884	74,140	58,954	72,638
Bank overdrafts	4,283	1,431	3,233	1,431
Other borrowings (i)	1,612	6,675	6,506	9,235
Total borrowings (ii)	418,807	477,798	345,547	472,993

Non-current	320,418	397,414
Current	98,389	80,384
Total	418,807	477,798

(i)	Includes financial leases for Ps. 366 as of June 30, 2019.
(ii)	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.

Schedule of maturity of the Group's borrowings

	06.30.20	06.30.19

Principal:
Less than one year	96,414	75,709
Between 1 and 2 years	64,197	64,202
Between 2 and 3 years	110,333	48,517
Between 3 and 4 years	35,896	109,928
Between 4 and 5 years	32,328	41,489
More than 5 years	77,375	132,823
	416,543	472,668
Interest:
Less than one year	1,962	4,329
Between 1 and 2 years	76	56
Between 2 and 3 years	89	54
Between 3 and 4 years	28	254
Between 4 and 5 years	44	27
More than 5 years	65	44
	2,264	4,764
Finance lease obligations	-	366
	418,807	477,798

Schedule of evolution of borrowing

	06.30.20	06.30.19
Balance at the beginning of the year	477,798	488,156
Borrowings	47,777	55,708
Payment of borrowings	(72,590)	(54,274)
Collection / (Payment) of short term loans, net	(2,459)	2,248
Interests paid	(21,909)	(20,059)
Accrued interests	24,357	21,893
Cumulative translation adjustment and exchange differences, net	74,853	(1,433)
Deconsolidation	(95,443)	8,751
Changes in fair value of third-party loans	-	(27)
Repurchase of non-convertible notes	(13,644)	(8,291)
Inflation adjustment	(997)	(14,601)
Incorporation by business combination	1,884	-
Transfer to / from assets available for sale	(820)	-
Reclassifications and other movements	-	(273)
Balance at the end of the year	418,807	477,798

Schedule of borrowing by type of fixed-rate and floating-rate

	06.30.20
	Argentine Peso	Brazilian Reais	Bolivian Peso	Uruguayan Peso	US Dollar	NIS	Total
Fixed rate:
Argentine Peso	7,793	-	-	-	-	-	7,793
Brazilian Reais	-	1,594	-	-	-	-	1,594
US Dollar	86,26	110	-	517	146	(1,162)	85,871
Bolivian pesos	-	-	-	-	-	1,424	1,424
NIS	-	-	-	-	-	176,617	176,617
Subtotal fixed-rate borrowings	94,053	1,704	-	517	146	176,879	273,299
Floating rate:	-
Argentine Peso	1,934	-	-	-	-	-	1,934
Brazilian Reais	-	4,877	-	-	-	-	4,877
US Dollar	3,902	-	-	-	-	-	3,902
NIS	-	-	-	-	-	134,795	134,795
Subtotal floating rate borrowings	5,836	4,877	-	-	-	134,795	145,508
Total borrowings as per analysis	99,889	6,581	-	517	146	311,674	418,807
Finance lease obligations	-	-	-	-	-	-	-
Total borrowings as per Statement of Financial Position	99,889	6,581	-	517	146	311,674	418,807

	06.30.19
	Argentine Peso	Brazilian Reais	Bolivian Peso	Uruguayan Peso	US Dollar	NIS	Total
Fixed rate:
Argentine Peso	1,456	-	-	-	-	-	1,456
Brazilian Reais	-	2,265	-	-	-	-	2,265
US Dollar	71,803	6	-	449	121	11,896	84,275
Bolivian pesos	-	-	4	-	-	-	4
NIS	-	-	-	-	-	225,582	225,582
Subtotal fixed-rate borrowings	73,259	2,271	4	449	121	237,478	313,582
Floating rate:	-
Argentine Peso	1,086	-	-	-	-	-	1,086
Brazilian Reais	-	2,600	-	-	-	-	2,600
US Dollar	4,002	-	-	-	-	-	4,002
NIS	-	-	-	-	-	156,162	156,162
Subtotal floating rate borrowings	5,088	2,6	-	-	-	156,162	163,85
Total borrowings as per analysis	78,347	4,871	4	449	121	393,64	477,432
Finance lease obligations	366	-	-	-	-	-	366
Total borrowings as per Statement of Financial Position	78,713	4,871	4	449	121	393,64	477,798

Schedule of debt issuances of the Group's borrowings

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Class XXIII	feb-18	USD 113	02/16/2023	6.50% n.a.	At expiration	biannual
CRESUD	Class XXIV	nov-18	USD 73.6	11/14/2020	9.00% n.a.	At expiration	quarterly
CRESUD	Class XXV	jul-19	USD 59.6	07/11/2021	9.00% n.a.	At expiration	biannual
CRESUD	Class XXVI	jan-20	ARS 1,095	01/30/2021	Bladar +650pts	At expiration	quarterly
CRESUD	Class XXVII	jan-20	USD 5.7	07/30/2021	7.45% n.a.	At expiration	quarterly
CRESUD	Class XXVIII	jan-20	USD 27.5	04/30/2021	9% n.a.	At expiration	quarterly
PBC	SERIE I	jul-18	NIS 507	06/29/2029	3.95% n.a.	At expiration	Quarterly	(1)
PBC	SERIE j	may-19	NIS 515	12/31/2029	4.15% n.a.	At expiration	Annual
Gav - Yam	SERIE H	sep-17	NIS 424	06/30/2034	2.55% n.a.	Annual payments since 2019	biannual	(1)
Gav - Yam	SERIE A	jul-18	NIS 320	10/31/2023	3.55% n.a.	Annual payments since 2021	biannual	(1)
Gav - Yam	SERIE H	sep-18	NIS 596	06/30/2024	2.55% n.a.	Annual payments since 2019	annual	(1)
Gav - Yam	SERIE A	dic-18	NIS 351	10/31/2023	3.55% n.a.	Annual payments since 2021	biannual
Cellcom	SERIE L	jan-18	NIS 401	01/05/2028	2.5% n.a.	Annual payments since 2023	annual	(1)
Cellcom	SERIE K	jul-18	NIS 220	07/05/2026	3.55% n.a.	Annual payments since 2021	annual	(1)
Cellcom	SERIE K	dic-18	NIS 187	01/07/2026	3.55% n.a.	Annual payments since 2021	annual
Cellcom	SERIE L	dic-18	NIS 213	01/15/2028	2.50% n.a.	Annual payments since 2023	annual
IRSA	Class I 2nd tranch	aug-19	USD 85	11/15/2028	10.00% n.a.	At expiration	quarterly
IRSA	Class II	aug-19	CLP 31,503	08/06/2020	10.50% n.a.	At expiration	quarterly	(1)
IDBD	Serie 15	nov-19	NIS 237	06/30/2022	4.70% n.a	Two payments	quarterly
IRSA	Class II	may-20	ARS 354	02/19/2021	Badlar.+ 0.6%n.a.	At expiration	quarterly	(1)
IRSA	Cass IV	may-20	USD 51	05/19/2021	7% n.a.	At expiration	quarterly
IRSA	Class V	may-20	USD 9	05/19/2022	9% n.a.	At expiration	quarterly

(1)	Corresponds to an expansion of the series.